Supplementary Financial Statement Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and development expenses – net
Payroll and related expenses	$ 1,317	$ 593	$ 732
Research and development services	1,237	493	832
Patent-related expenses	242	219	87
Share Based Compensation	862	123	21
Depreciation	121	83	58
Other	476	180	203
Research and development expenses, gross	4,255	1,691	1,933
Israel Innovation Authority participation in research and development costs and royalties payable			96
Research and development expenses – net	4,255	1,691	2,029
General and administrative expenses
Payroll expenses and management fees	525	365	373
Professional fees	208	70	211
Office maintenance and other	108	23	96
Share Based Compensation	147	(2)	90
Travel Expenses	57	24	23
General and administrative expenses	1,044	480	793
Financial income
Interest income	138	37	30
Exchange differences, net	790
Net change in fair value warrants	132
Financial income	1,060	37	30
Financial expenses
Issuance expenses related to warrants		19
Exchange differences, net		350	84
Bank commissions	3	1	2
Financial expenses	$ 3	$ 370	$ 86